UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21280

Name of Fund: BlackRock Credit Allocation Income Trust III (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust III, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Aerospace & Defense — 3.6%
BE Aerospace, Inc., 8.50%, 7/01/18	$1,215	$1,324,350
Bombardier, Inc., 7.75%, 3/15/20 (a)	1,405	1,538,475
Goodrich Corp., 3.60%, 2/01/21	2,750	2,582,129
United Technologies Corp., 5.70%, 4/15/40	2,500	2,631,357

		8,076,311

Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2011-1, Class A, 5.25%, 7/31/22	640	641,600
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B, 9.25%, 5/10/17	736	806,076
Delta Air Lines, Inc., Series 02G1, 6.72%, 7/02/24	588	599,855

		2,047,531

Auto Components — 0.8%
Dana Holding Corp.:
6.50%, 2/15/19	220	223,850
6.75%, 2/15/21	150	152,250
Icahn Enterprises LP:
7.75%, 1/15/16	420	433,125
8.00%, 1/15/18	1,000	1,027,500

		1,836,725

Beverages — 0.5%
Constellation Brands, Inc., 7.25%, 5/15/17	955	1,021,850

Building Products — 0.1%
Building Materials Corp. of America, 7.00%, 2/15/20 (a)	250	262,500

Capital Markets — 2.0%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (b)	1,500	1,580,271
Morgan Stanley, 5.75%, 1/25/21 (b)	2,150	2,172,947
UBS AG, 2.25%, 1/28/14	775	777,280

		4,530,498

Chemicals — 0.3%
CF Industries, Inc., 7.13%, 5/01/20	525	583,406

Commercial Banks — 2.4%
Discover Bank, 8.70%, 11/18/19	550	658,572
Fifth Third Bamcorp, 3.63%, 1/25/16	1,350	1,360,307
Lloyds TSB Bank Plc, 4.88%, 1/21/16	1,025	1,025,876

Corporate Bonds	Par (000)	Value

Commercial Banks (concluded)
RESPARCS Funding LP I, 8.00% (c)(d)(e)	$4,000	$1,680,000
Regions Financial Corp., 4.88%, 4/26/13	725	714,125

		5,438,880

Commercial Services & Supplies — 5.2%
Aviation Capital Group, 7.13%, 10/15/20 (a)	4,500	4,608,249
Browning-Ferris Industries, Inc., 7.40%, 9/15/35	1,824	2,170,031
Casella Waste Systems, Inc., 7.75%, 2/15/19 (a)(f)	296	302,660
Clean Harbors, Inc., 7.63%, 8/15/16	630	667,800
Corrections Corp. of America, 7.75%, 6/01/17	1,600	1,748,000
Waste Management, Inc., 6.13%, 11/30/39	1,950	2,072,181

		11,568,921

Communications Equipment — 0.9%
Brocade Communications Systems, Inc., 6.88%, 1/15/20	1,450	1,544,250
CC Holdings GS V LLC, 7.75%, 5/01/17 (a)	440	484,000

		2,028,250

Construction Materials — 0.2%
Inversiones CMPC SA, 4.75%, 1/19/18 (a)	400	394,058

Consumer Finance — 5.8%
American Express Credit Corp., 2.75%, 9/15/15 (b)	2,900	2,847,620
Capital One Bank USA NA, 8.80%, 7/15/19	1,625	2,017,038
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)	1,020	1,083,750
SLM Corp., 6.25%, 1/25/16	7,075	7,088,315

		13,036,723

Containers & Packaging — 1.3%
Ball Corp.:
7.13%, 9/01/16	850	924,375
6.75%, 9/15/20	1,070	1,128,850
Crown Americas LLC, 6.25%, 2/01/21 (a)	400	403,000
Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	270	277,425
Rock-Tenn Co., 9.25%, 3/15/16	150	164,625

		2,898,275

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO	General Obligation Bonds
RB	Revenue Bonds

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Diversified Financial Services — 1.7%
Ally Financial, Inc., 8.30%, 2/12/15	$1,000	$1,130,000
Citigroup, Inc., 4.59%, 12/15/15	475	496,006
Moody’s Corp., 6.06%, 9/07/17	1,500	1,517,329
Reynolds Group Issuer, Inc. (a)(f):
6.88%, 2/15/21	320	322,800
8.25%, 2/15/21	390	393,413

		3,859,548

Diversified Telecommunication Services — 4.0%
AT&T Inc., 6.30%, 1/15/38 (b)	2,000	2,061,922
Frontier Communications Corp., 8.50%, 4/15/20	1,500	1,691,250
Qwest Corp., 8.38%, 5/01/16	1,360	1,628,600
Verizon Communications, Inc., 7.35%, 4/01/39 (b)	1,950	2,322,093
Windstream Corp.:
8.63%, 8/01/16	320	339,200
7.88%, 11/01/17	900	964,125

		9,007,190

Electric Utilities — 1.7%
Progress Energy, Inc., 7.00%, 10/30/31	2,000	2,293,746
Southern California Edison Co., 5.50%, 3/15/40	1,400	1,415,190

		3,708,936

Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc., 8.25%, 3/15/18	400	458,000

Energy Equipment & Services — 1.1%
Halliburton Co., 7.45%, 9/15/39	1,945	2,445,211

Food & Staples Retailing — 3.4%
CVS Caremark Corp., 6.30%, 6/01/62 (g)	3,100	2,987,625
Wal-Mart Stores, Inc. (b):
5.25%, 9/01/35	1,850	1,821,266
6.20%, 4/15/38	2,500	2,756,510

		7,565,401

Food Products — 1.0%
Kraft Foods, Inc.:
6.50%, 8/11/17	800	929,235
6.13%, 8/23/18	800	908,152
Smithfield Foods, Inc., 10.00%, 7/15/14	350	411,688

		2,249,075

Gas Utilities — 1.1%
Nisource Finance Corp., 6.13%, 3/01/22	1,950	2,152,252
Targa Resources Partners LP, 6.88%, 2/01/21 (a)(f)	240	240,000

		2,392,252

Health Care Equipment & Supplies — 2.2%
Boston Scientific Corp., 7.38%, 1/15/40	1,425	1,522,359

Corporate Bonds	Par (000)	Value

Health Care Equipment & Supplies (concluded)
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)	$1,000	$1,148,750
Medtronic, Inc.:
6.50%, 3/15/39	300	343,604
5.55%, 3/15/40	1,765	1,821,986

		4,836,699

Health Care Providers & Services — 3.5%
Aetna, Inc., 6.75%, 12/15/37	1,725	1,937,356
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (a)(f)	220	226,050
HCA, Inc.:
8.50%, 4/15/19	800	892,000
7.25%, 9/15/20	1,250	1,337,500
Tenet Healthcare Corp.:
10.00%, 5/01/18	745	874,444
8.88%, 7/01/19	550	629,750
UnitedHealth Group, Inc., 6.88%, 2/15/38	1,725	1,968,748

		7,865,848

Household Durables — 0.3%
Cemex Espana Luxembourg, 9.25%, 5/12/20 (a)	723	736,556

IT Services — 0.1%
First Data Corp., 8.25%, 1/15/21 (a)	225	216,563

Independent Power Producers & Energy Traders — 0.3%
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	720	763,636

Insurance — 3.2%
American International Group, Inc., 6.40%, 12/15/20	810	864,240
Lincoln National Corp., 6.25%, 2/15/20 (b)	1,725	1,896,576
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (a)	1,800	1,933,864
Principal Financial Group, Inc., 8.88%, 5/15/19	475	602,973
Prudential Financial, Inc., 6.63%, 12/01/37	1,725	1,892,237

		7,189,890

Life Sciences Tools & Services — 1.9%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	1,830	2,017,575
Life Technologies Corp., 6.00%, 3/01/20	2,000	2,142,912

		4,160,487

Machinery — 1.7%
AGY Holding Corp., 11.00%, 11/15/14	390	349,050
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14	1,725	2,075,827

2	BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Machinery (concluded)
Navistar International Corp., 8.25%, 11/01/21	$1,245	$1,372,613

		3,797,490

Media — 8.0%
CMP Susquehanna Corp., 3.44%, 5/15/14 (a)(e)	9	180
CSC Holdings LLC:
8.50%, 6/15/15	800	876,000
8.63%, 2/15/19	580	665,550
Comcast Corp., 6.30%, 11/15/17	1,725	1,974,521
Cox Communications, Inc., 8.38%, 3/01/39 (a)	1,725	2,212,696
DISH DBS Corp., 7.00%, 10/01/13	850	909,500
Gannett Co., Inc., 9.38%, 11/15/17	900	1,012,500
The New York Times Co., 6.63%, 12/15/16 (a)	1,725	1,753,031
News America, Inc., 6.15%, 3/01/37	2,000	2,044,506
Time Warner Cable, Inc., 6.75%, 6/15/39	1,950	2,090,815
Time Warner, Inc., 7.70%, 5/01/32	2,000	2,392,762
UPC Germany GmbH, 8.13%, 12/01/17 (a)	505	545,400
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	1,300	1,378,000

		17,855,461

Metals & Mining — 1.2%
Freeport-McMoRan Corp., 7.13%, 11/01/27	1,400	1,477,267
Teck Resources Ltd., 10.75%, 5/15/19	850	1,105,000
United States Steel Corp., 7.38%, 4/01/20	95	98,563

		2,680,830

Multi-Utilities — 1.5%
CenterPoint Energy, Inc.:
5.95%, 2/01/17	1,500	1,637,421
6.50%, 5/01/18	1,600	1,803,198

		3,440,619

Multiline Retail — 2.5%
Dollar General Corp., 10.63%, 7/15/15	1,550	1,675,937
JC Penney Co., Inc., 5.65%, 6/01/20	4,100	3,956,500

		5,632,437

Oil, Gas & Consumable Fuels — 5.1%
BP Capital Markets Plc, 3.88%, 3/10/15	700	733,254
Buckeye Partners LP, 4.88%, 2/01/21	475	474,041
Enbridge Energy Partners LP, 9.88%, 3/01/19	1,000	1,322,222
Enterprise Products Operating LLC, 6.65%, 4/15/18	2,000	2,307,756

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	$2,000	$2,303,964
Marathon Petroleum Corp., 3.50%, 3/01/16 (a)(f)	650	655,985
ONEOK Partners LP, 8.63%, 3/01/19	1,725	2,158,467
Oasis Petroleum, Inc., 7.25%, 2/01/19 (a)(f)	185	188,700
Petrobras International Finance Co., 3.88%, 1/27/16	700	706,636
Range Resources Corp., 6.75%, 8/01/20	415	435,750
SM Energy Co., 0.63%, 2/15/19 (a)	235	235,000

		11,521,775

Paper & Forest Products — 3.0%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	1,635	1,839,375
International Paper Co.:
7.50%, 8/15/21	1,625	1,920,805
8.70%, 6/15/38	900	1,120,270
7.30%, 11/15/39	1,725	1,945,127

		6,825,577

Pharmaceuticals — 5.6%
Abbott Laboratories, 6.15%, 11/30/37	235	261,233
Bristol-Myers Squibb Co.:
5.88%, 11/15/36	883	952,544
6.13%, 5/01/38	29	32,471
Eli Lilly & Co., 5.95%, 11/15/37	588	635,395
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38 (b)	3,460	3,932,968
Merck & Co., Inc.:
6.50%, 12/01/33	990	1,176,340
6.55%, 9/15/37	1,979	2,350,330
Pfizer, Inc., 7.20%, 3/15/39	2,500	3,112,847

		12,454,128

Professional Services — 0.1%
FTI Consulting, Inc., 7.75%, 10/01/16	100	105,000

Real Estate Investment Trusts (REITs) — 1.9%
AvalonBay Communities, Inc., 6.10%, 3/15/20	1,725	1,940,811
ERP Operating LP, 5.75%, 6/15/17	1,715	1,895,645
HCP, Inc., 5.38%, 2/01/21	500	503,631

		4,340,087

Road & Rail — 1.0%
Florida East Coast Railway Corp., 8.13%, 2/01/17 (a)	80	83,000
Norfolk Southern Corp., 6.00%, 3/15/2105	2,500	2,245,813

		2,328,813

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc., 7.75%, 8/01/20	400	410,000

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Semiconductors & Semiconductor Equipment (concluded)
KLA-Tencor Corp., 6.90%, 5/01/18	$918	$1,013,978
National Semiconductor Corp., 6.60%, 6/15/17	1,123	1,237,145

		2,661,123

Specialty Retail — 1.0%
AutoNation, Inc., 6.75%, 4/15/18	940	970,550
AutoZone, Inc., 7.13%, 8/01/18	650	754,194
Limited Brands, Inc., 7.00%, 5/01/20	470	495,850

		2,220,594

Tobacco — 1.3%
Altria Group, Inc., 10.20%, 2/06/39 (b)	2,150	2,918,947

Wireless Telecommunication Services — 1.9%
American Tower Corp., 4.50%, 1/15/18	925	918,701
Cricket Communications, Inc., 7.75%, 5/15/16	325	342,062
Nextel Communications, Inc., Series E, 6.88%, 10/31/13	395	397,469
SBA Tower Trust, 5.10%, 4/15/42 (a)	2,500	2,625,602

		4,283,834

Total Corporate Bonds – 86.7%		194,245,935

Preferred Securities

Capital Trusts

Capital Markets — 3.9%
State Street Capital Trust III, 8.25% (c)(g)	1,385	1,398,005
State Street Capital Trust IV, 1.29%, 6/01/67 (g)	9,675	7,453,136

		8,851,141

Commercial Banks — 5.3%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I, 6.52% (a)(c)(g)	1,650	1,460,250
CBA Capital Trust I, 5.81% (a)(c)	2,000	2,019,708
FCB/NC Capital Trust I, 8.05%, 3/01/28	1,100	1,092,837
NBP Capital Trust III, 7.38% (c)	2,000	1,700,000
National City Preferred Capital Trust I, 12.00% (c)(g)	600	675,276
SunTrust Preferred Capital I, 5.85% (c)(g)	303	228,007
USB Capital XIII Trust, 6.63%, 12/15/39	1,725	1,794,259
Westpac Capital Trust IV, 5.26% (a)(c)(g)	3,000	2,876,340

		11,846,677

Capital Trusts	Par (000)	Value

Consumer Finance — 0.8%
Capital One Capital V, 10.25%, 8/15/39	$1,570	$1,697,563

Diversified Financial Services — 4.6%
JPMorgan Chase Capital XXI, Series U, 1.24%, 1/15/87 (g)	7,125	5,606,157
JPMorgan Chase Capital XXIII, 1.29%, 5/15/77 (g)	6,190	4,759,398

		10,365,555

Electric Utilities — 0.4%
PPL Capital Funding, 6.70%, 3/30/67 (g)	900	884,250

Insurance — 3.3%
AXA SA, 6.38% (a)(c)(g)	900	803,250
The Allstate Corp., 6.50%, 5/15/67 (g)	900	925,875
American General Capital II, 8.50%, 7/01/30	100	109,000
American General Institutional Capital A, 7.57%, 12/01/45 (a)	200	206,000
Chubb Corp., 6.38%, 3/29/67 (g)	900	954,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(g)	900	1,156,500
Lincoln National Corp., 7.00%, 5/17/66 (g)	900	891,000
MetLife, Inc., 6.40%, 12/15/66	900	849,420
Reinsurance Group of America, 6.75%, 12/15/65 (g)	1,300	1,257,366
ZFS Finance (USA) Trust IV, 5.88%, 5/09/32 (a)(g)	190	185,731

		7,338,142

Multi-Utilities — 0.4%
Puget Sound Energy, Inc., Series A, 6.97%, 6/01/67 (g)	925	908,433

Oil, Gas & Consumable Fuels — 0.4%
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (g)	900	902,890

Total Capital Trusts – 19.1%		42,794,651

Preferred Stocks	Shares

Commercial Banks — 0.4%
SG Preferred Capital II, 6.30% (c)	1,000	910,000

Insurance — 2.5%
Prudential Plc, 6.50% (c)	6,000,000	5,535,000

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 6.30% (a)(e)	2,052	—

Total Preferred Stocks – 2.9%		6,445,000

Total Preferred Securities – 22.0%		49,239,651

4	BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value

Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31	$1,675	$1,661,935
State of California, GO, Build America Bonds, 7.35%, 11/01/39	825	832,780

Total Taxable Municipal Bonds – 1.1%		2,494,715

U.S. Treasury Obligations

U.S. Treasury Notes, 1.75%, 7/31/15 (b)	8,235	8,247,188

Total U.S. Treasury Obligations – 3.7%		8,247,188

Warrants (h)	Shares

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (a)	2,345	—

Total Warrants – 0.0%		—

Total Long-Term Investments (Cost – $251,734,553) – 113.5%		254,227,489

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (i)(j)	1,100,420	1,100,420

Total Short-Term Securities (Cost – $1,100,420) – 0.5%		1,100,420

Total Investments (Cost – $252,834,973*) – 114.0%		255,327,909
Liabilities in Excess of Other Assets – (14.0)%		(31,305,117)

Net Assets – 100.0%		$224,022,792

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$252,372,356

Gross unrealized appreciation	$9,191,751
Gross unrealized depreciation	(6,236,198)

Net unrealized appreciation	$2,955,553

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Bank of America NA	$461,923	$6,155
Credit Suisse Securities (USA) LLC	$716,213	$6,213
Deutsche Bank Securities, Inc.	$240,000	$—
JPMorgan Securities, Inc.	$188,700	$3,700
Morgan Stanley Capital Services, Inc.	$655,985	$6,037
Pershing LLC	$66,787	$1,260

(g)	Variable rate security. Rate shown is as of report date.

(h)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(i)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	34,466,527	(33,366,107)	1,100,420	$6,551

(j)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2011	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)

•	Reverse repurchase agreements outstanding as of January 31, 2011 were as follows:

Counter-party	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities (USA) LLC	0.40%	12/09/10	Open	$2,855,568	$2,853,856
Deutsche Bank Securities, Inc.	0.40%	12/09/10	Open	9,167,844	9,162,347
UBS Securities	0.40%	12/29/10	Open	1,502,145	1,501,594
UBS Securities	0.38%	1/10/11	Open	1,785,790	1,785,375
Credit Suisse Securities (USA) LLC	0.40%	1/26/11	Open	2,069,513	2,069,375
Deutsche Bank Securities, Inc.	0.18%	1/26/11	Open	8,276,423	8,276,175
UBS Securities	0.38%	1/26/11	Open	1,776,112	1,776,000
UBS Securities	0.38%	1/27/11	Open	4,224,473	4,224,250

Total				$31,657,868	$31,648,972

•	Financial futures contracts purchased as of January 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

11	30-Year U.S. Treasury Bond	Chicago Board of Trade	March 2011	$1,383,890	$(57,015)

•	Financial futures contracts sold as of January 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

50	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2011	$6,038,980	$(864)

•	Credit default swaps on single-name issuers – buy protection outstanding as of January 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation

The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	$1,725	$(33,468)

•	Credit default swaps on single-name issuers – sold protection outstanding as of January 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

MBIA Insurance Corp.	5.00%	Citibank NA	3/20/12	CCC	$750	$22,187
Assured Guaranty Ltd.	5.00%	Deutsche Bank AG	3/20/16	A-	$750	(12,218)

Total						$9,969

1	Using Standard and Poor’s ratings.

2	The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of agreement.

6	BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust III (BPP)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Corporate Bonds	—	$194,245,935	—	$194,245,935
Preferred Securities	—	49,239,651	—	49,239,651
Taxable Municipal Bonds	—	2,494,715	—	2,494,715
U.S. Treasury Obligations	—	8,247,188	—	8,247,188
Short-Term Securities	$1,100,420	—	—	1,100,420

Total	$1,100,420	$254,227,489	—	$255,327,909

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$22,187	—	$22,187
Liabilities:
Credit contracts	—	(45,686)	—	(45,686)
Interest rate contracts	$(57,879)	—	—	(57,879)

Total	$(57,879)	$(23,499)	—	$(81,378)

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2011	7

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust III (BPP)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Preferred Securities	Total

Assets:
Balance, as of October 31, 2010	$54,708	$180	$270,532	$325,420
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	(1,062,064)	—	431,796	(630,268)
Net change in unrealized appreciation/depreciation[2]	1,129,550	—	(97,813)	1,031,737
Purchases	—	—	—	—
Sales	(122,194)	—	(604,515)	(726,709)
Transfers in3	—	—	—	—
Transfers out[3]	—	(180)	—	(180)

Balance, as of January 31, 2011	—	—	—	—

[2]	The net change in unrealized appreciation/depreciation on securities still held at January 31, 2011 was $0.
[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

8	BLACKROCK CREDIT ALLOCATION INCOME TRUST III	JANUARY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust III

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust III

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust III

Date: March 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust III

Date: March 25, 2011